Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	KEYSIGHT TECHNOLOGIES, INC.
Entity Central Index Key	0001601046
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36334
Entity Tax Identification Number	46-4254555
Entity Address, Address Line One	1400 Fountaingrove Parkway
Entity Address, State or Province	CA
Entity Address, City or Town	Santa Rosa
Entity Address, Postal Zip Code	95403
City Area Code	(800)
Local Phone Number	829-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KEYS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false